Inventories - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventories
Write-downs of inventory recognised	$ 0	$ 0
Allowance for obsolete stock	$ 700	$ 700